Note 13 - Senior Debt and Subordinated Debt (Details Textual) - USD ($)	Mar. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 27, 2018
Senior Unsecured Notes [Member]
Proceeds from Issuance of Long-Term Debt	$ 9,750,000
Debt Instrument, Face Amount	$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Senior Unsecured Notes [Member] | Accredited Individual Investor [Member]
Debt Instrument, Face Amount	$ 250,000
Subordinated Debt [Member]
Debt Instrument, Face Amount				$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage				6.50%
Long-Term Debt		$ 8,000,000	$ 22,000,000
Senior Notes [Member]
Long-Term Debt		$ 9,600,000